Significant accounting policies - Basis of consolidation (Details) - Vertical Advanced Engineering Ltd	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Proportion of ownership interest held	100.00%	100.00%
Proportion of voting rights held	100.00%	100.00%